Short-Term Borrowings - Additional Information on Short-Term Borrowings (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Outstanding at December 31	$ 845,742	$ 680,344	$ 303,045
Maximum month-end outstanding balance	1,034,741	680,344	640,768
Average daily outstanding balance	$ 782,033	$ 303,352	$ 284,201
Average rate during the year	0.17%	0.16%	0.22%
Average rate at year end	0.18%	0.15%	0.22%